Subsequent Events - Additional information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Aug. 07, 2012 Interest Rate Swap [Member]
Notional amount of interest rate swap agreement maturing in July 2017	$ 3,500,000	$ 450,000
Interest rate swap fixed rate from July 2013 until July 2017		1.0425%